Note 13 - Inventories - Components of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Finished goods	$ 1,025,999	$ 923,316
Goods in process	709,497	619,796
Raw materials	256,816	281,083
Supplies	504,286	486,002
Goods in transit	237,539	274,175
	2,734,137	2,584,372
Allowance for obsolescence (see Note 22 (i))	(209,796)	(216,068)
	$ 2,524,341	$ 2,368,304	$ 1,563,889	$ 1,843,467